Convertible Loan Agreements (Details) $ / shares in Units, $ in Thousands, ₪ in Millions		12 Months Ended
	Jul. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 $ / shares shares	Apr. 30, 2024 shares	Nov. 08, 2023 USD ($)	Jul. 31, 2023	Dec. 31, 2020 ILS (₪)	Mar. 31, 2020 USD ($)
Convertible Loan Agreements Details [Line Items]
Loan Amount									$ 2,350
Net interest rate							24.00%
Loan amount		$ 11,750	$ 27,225
Financial expense		$ 1,105	24,906
Principal amount | ₪								₪ 2.1
Convertible debt						$ 25,000
Bear interest rate		16.00%
Percentage of commitment fee		5.00%
Credit facility amount		$ 60,000
Percentage of principal amount		4.00%
Repayment of debt		$ 59,657	5,400
Warrant [Member]
Convertible Loan Agreements Details [Line Items]
Shares converted (in Shares) | shares		57,678
Warrants shares (in Shares) | shares		137,040		8,087	33,810
Warrants price per share (in Dollars per share) | $ / shares		$ 15.61		$ 17
Convertible Loan Agreements [Member]
Convertible Loan Agreements Details [Line Items]
Loan amount			39,000
Principal amount						$ 60,000
Withdrawal amount		$ 35,000
Convertible Debt [Member]
Convertible Loan Agreements Details [Line Items]
Loan amount			$ 40,000
Convertible Debt [Member] | 2020 CLA [Member] | Warrant [Member]
Convertible Loan Agreements Details [Line Items]
Warrants shares (in Shares) | shares		8,087
Convertible Debt [Member] | 2023 CLA [Member] | Warrant [Member]
Convertible Loan Agreements Details [Line Items]
Warrants shares (in Shares) | shares		1,964,989
Warrants price per share (in Dollars per share) | $ / shares		$ 12.75
Note Purchase Agreements [Member]
Convertible Loan Agreements Details [Line Items]
Repayment of debt	$ 38,600
IPO [Member]
Convertible Loan Agreements Details [Line Items]
Price of per share (in Dollars per share) | $ / shares		$ 17
IPO [Member] | Convertible Debt [Member] | 2020 CLA [Member]
Convertible Loan Agreements Details [Line Items]
Shares converted (in Shares) | shares		322,476
Price of per share (in Dollars per share) | $ / shares		$ 17
IPO [Member] | Convertible Debt [Member] | 2023 CLA [Member]
Convertible Loan Agreements Details [Line Items]
Shares converted (in Shares) | shares		3,769,855
Price of per share (in Dollars per share) | $ / shares		$ 17